PREPAIDS AND OTHER CURRENT ASSETS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Rocket Lab USA, Inc.
Schedule of Prepaids and Other Current Assets

Prepaids and other current assets as of March 31, 2021 and December 31, 2020 consisted of the following:

	March 31, 2021	December 31, 2020
Prepaid expenses	$2,322	$2,628
Government grant receivables	—	5,870
Other current assets	5,803	914

Total prepaids and other current assets	$8,124	$9,412

Prepaids and other current assets as of December 31 consisted of the following:

	2020	2019
Prepaid expenses	$2,628	$833
Government grant receivables	5,870	3,475
Other current assets	914	2,038

Total prepaids and other current assets	$9,412	$6,346